Stock-Based Compensation (Summary of Restricted Stock Transactions under Option Plans) (Details) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Shares
Restricted stock outstanding and unvested	37,818	36,311	5,048
Restricted stock granted	9,125	41,032	36,046
Restricted stock vested	(7,051)	(32,877)	(2,387)
Restricted stock forfeited	(2,650)	(6,648)	(2,396)
Restricted stock outstanding and unvested	37,242	37,818	36,311
Weighted Average Exercise Price
Restricted stock outstanding and unvested	$ 32.58	$ 44.40	$ 96.80
Restricted stock granted		10.48	41.92
Restricted stock vested		16.96	91.36
Restricted stock forfeited		38.00	70.48
Restricted stock outstanding and unvested		32.58	$ 44.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock outstanding and unvested at August 31, 2014	32.58
Restricted stock granted	4.20
Restricted stock vested	45.14
Restricted stock forfeited	5.57
Restricted stock outstanding and unvested at February 28, 2015	$ 25.17	$ 32.58